Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment, net
	Computers	Lab equipment	Office furniture and equipment	Leasehold improvements	Vehicles	Total
	USD in thousands

Cost:

Balance at January 1, 2018	$36	$13	$23	$23	$-	$95
Initially consolidated company	42	2,031	111	-	8	2,192
Additions during the year	8	-	1	7	-	16
Disposals during the year	(20)	(39)	-	-	-	(59)
Adjustments arising from translating financial statements from functional currency to presentation currency	-	(1)	(1)	(1)	-	(3)

Balance at December 31, 2018	66	2,004	134	29	8	2,241

Accumulated depreciation:

Balance at January 1, 2018	26	10	8	1	-	45
Additions during the year	12	88	8	4	1	113
Disposals during the year	-	(3)	-	-	-	(3)
Adjustments arising from translating financial statements from functional currency to presentation currency	(22)	2	-	(1)	-	(21)

Balance at December 31, 2018	16	97	16	4	1	134

Depreciated cost at December 31, 2018	50	1,907	118	25	7	2,107

Depreciated cost at December 31, 2017	$10	$3	$15	$22	$-	$50